UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09153
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report May 31, 2010

EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

California

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (“APS”) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Municipal Income Trusts as of May 31, 2010

Eaton Vance Municipal Income Trusts as of May 31, 2010
INVESTMENT UPDATE
Eaton Vance Municipal Income Trusts (the Trusts) are closed-end funds, traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment-grade municipal securities.
Economic and Market Conditions
During the six months ending May 31, 2010, the U.S. economy remained relatively stable, despite continued high unemployment and concerns over the U.S. budget. U.S. equity and bond markets became more skittish during the period, partially in reaction to the Euro Zone credit problems that began in Greece. The U.S. economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and 2.7% in the first quarter of 2010, according to the U.S. Department of Commerce.
The municipal bond market’s performance was relatively flat during the period, with slightly negative returns in the final month of 2009 being offset by positive performance in the first part of 2010. For the period, the Trusts’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds—gained 3.60%.1 Economic fundamentals continued to improve and demand for municipals remained strong.
The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the six months ending May 31, 2010. After nearly two years of irrational market behavior, we witnessed a period in which there was more typical—and less volatile—performance across credit quality, maturities and sectors. In the face of limited tax-exempt supply due to the success of the Build America Bond program, demand from municipal investors remained positive during the period, though the gusto with which they purchased municipal funds waned from 2009 levels. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April 2010.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.
Management Discussion
During the six months ending May 31, 2010, the Trusts outperformed the Index and their respective Lipper peer group averages at net asset value.1 Given the combination of the Trusts’ objective of providing tax-exempt income and the municipal yield curve’s historically upward slope, the Trusts generally hold longer-maturity bonds relative to the broad market than many of our competitors. The Trusts invest across the credit spectrum; as a result, narrowing credit yield spreads during the period contributed to their outperformance of the Index. However, management’s bias toward long maturities, which was the basis for much of the Trusts’ significant relative outperformance in the first three quarters of 2009, detracted slightly during the six-month period.
Management employed leverage in the Trusts, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Trust’s exposure to its underlying investments in both up and down markets. During the period, the Trusts’ leverage also contributed to their outperformance of the Index.
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to closely monitor the economy and its impact on current and future budget deficits, and we will stay abreast of any new solutions provided by state and local officials to address their fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Trusts with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trusts’ current or future investments and may change due to active management.

Eaton Vance Municipal Income Trusts as of May 31, 2010
INVESTMENT UPDATE
Effective February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Adam A. Weigold became the portfolio manager of Eaton Vance New Jersey Municipal Income Trust. Mr. Brandon is a Vice President of Eaton Vance Management (EVM) and has been a portfolio manager of Eaton Vance municipal funds since 2004. Mr. Weigold is a Vice President of EVM and has been a portfolio manager of Eaton Vance municipal funds since 2007. In addition, Mr. Weigold has been a municipal credit analyst of Eaton Vance for more than five years.
A Note Regarding The Use Of Leverage
The Trusts employ leverage through the issuance of Auction Preferred Shares (APS) and, for certain Trusts, the use of residual interest bond (RIB) financing.1 Each Trust’s APS and RIB leverage percentage as of May 31, 2010, as applicable, is reflected on the Trust-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Eaton Vance California Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	CEV

Average Annual Total Returns (by market price)
Six Months	9.82%
One Year	25.50
Five Years	3.34
Ten Years	8.08
Life of Trust (1/29/99)	4.78

Average Annual Total Returns (by net asset value)
Six Months	8.88%
One Year	18.31
Five Years	1.97
Ten Years	7.80
Life of Trust (1/29/99)	4.82

Premium/(Discount) to NAV (5/31/10)	-0.46%

Market Yields

Market Yield[2]	6.87%
Taxable-Equivalent Market Yield[3]	11.82
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

Six Months	7.29%
One Year	16.18
Five Years	3.02
Ten Years	6.39

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	25.1%
AA	25.9%
A	31.3%
BBB	11.3%
Not Rated	6.4%
Trust Statistics7

• Number of Issues:	105
• Average Maturity:	21.3	years
• Average Effective Maturity:	12.8	years
• Average Call Protection:	7.1	years
• Average Dollar Price:	$91.04
• APS Leverage**:	30.5%
• RIB Leverage**:	12.5%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 25, 25, 24 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	MMV

Average Annual Total Returns (by market price)
Six Months	15.05%
One Year	25.24
Five Years	3.88
Ten Years	8.96
Life of Trust (1/29/99)	5.80

Average Annual Total Returns (by net asset value)
Six Months	8.91%
One Year	21.51
Five Years	3.72
Ten Years	8.99
Life of Trust (1/29/99)	5.52

Premium/(Discount) to NAV (5/31/10)	3.07%

Market Yields

Market Yield[2]	6.13%
Taxable-Equivalent Market Yield[3]	9.96
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	5.22%
One Year	14.35
Five Years	4.04
Ten Years	6.78

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	7.4%
AA	40.4%
A	37.7%
BBB	8.6%
BB	1.3%
Not Rated	4.6%
Trust Statistics7

• Number of Issues:	66
• Average Maturity:	26.2	years
• Average Effective Maturity:	18.2	years
• Average Call Protection:	9.7	years
• Average Dollar Price:	$98.28
• APS Leverage**:	31.3%
• RIB Leverage**:	7.6%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 46 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EMI

Average Annual Total Returns (by market price)
Six Months	13.34%
One Year	23.62
Five Years	1.02
Ten Years	8.42
Life of Trust (1/29/99)	4.53

Average Annual Total Returns (by net asset value)
Six Months	7.70%
One Year	17.09
Five Years	3.31
Ten Years	8.05
Life of Trust (1/29/99)	5.12

Premium/(Discount) to NAV (5/31/10)	-6.23%

Market Yields

Market Yield[2]	6.81%
Taxable-Equivalent Market Yield[3]	10.95
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

Six Months	5.66%
One Year	12.99
Five Years	3.65
Ten Years	7.07

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution6

By total investments
Trust Statistics7

• Number of Issues:	71
• Average Maturity:	21.2	years
• Average Effective Maturity:	11.4	years
• Average Call Protection:	5.6	years
• Average Dollar Price:	$96.89
• APS Leverage*:	38.1%

*	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 5, 5, 5 and 3 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVJ

Average Annual Total Returns (by market price)
Six Months	6.84%
One Year	29.73
Five Years	5.42
Ten Years	9.33
Life of Trust (1/29/99)	5.90

Average Annual Total Returns (by net asset value)
Six Months	7.12%
One Year	20.86
Five Years	3.98
Ten Years	8.86
Life of Trust (1/29/99)	5.61

Premium/(Discount) to NAV (5/31/10)	3.20%

Market Yields

Market Yield[2]	6.54%
Taxable-Equivalent Market Yield[3]	11.05
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

Six Months	6.62%
One Year	16.69
Five Years	4.03
Ten Years	6.84

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	22.6%
AA	27.6%
A	25.2%
BBB	22.2%
BB	0.2%
B	1.0%
Not Rated	1.2%
Trust Statistics7

• Number of Issues:	80
• Average Maturity:	24.9	years
• Average Effective Maturity:	12.7	years
• Average Call Protection:	8.2	years
• Average Dollar Price:	$94.95
• APS Leverage**:	29.5%
• RIB Leverage**:	12.9%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) out- standing as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 12, 12, 11 and 6 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New York Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVY

Average Annual Total Returns (by market price)
Six Months	9.69%
One Year	19.50
Five Years	3.29
Ten Years	9.55
Life of Trust (1/29/99)	5.65

Average Annual Total Returns (by net asset value)
Six Months	9.55%
One Year	23.03
Five Years	2.74
Ten Years	8.33
Life of Trust (1/29/99)	5.44

Premium/(Discount) to NAV (5/31/10)	2.26%

Market Yields

Market Yield[2]	6.50%
Taxable-Equivalent Market Yield[3]	10.99
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

Six Months	6.69%
One Year	16.04
Five Years	3.48
Ten Years	6.71

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	18.6%
AA	33.4%
A	19.7%
BBB	12.2%
BB	4.7%
B	1.9%
CCC	0.9%
Not Rated	8.6%
Trust Statistics7

• Number of Issues:	94
• Average Maturity:	24.0	years
• Average Effective Maturity:	14.3	years
• Average Call Protection:	9.2	years
• Average Dollar Price:	$96.70
• APS Leverage**:	26.2%
• RIB Leverage**:	15.9%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 20, 20, 19 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVO

Average Annual Total Returns (by market price)
Six Months	5.08%
One Year	18.16
Five Years	3.58
Ten Years	8.09
Life of Trust (1/29/99)	5.15

Average Annual Total Returns (by net asset value)
Six Months	5.53%
One Year	17.55
Five Years	3.41
Ten Years	8.38
Life of Trust (1/29/99)	5.25

Premium/(Discount) to NAV (5/31/10)	-1.09%

Market Yields

Market Yield[2]	6.52%
Taxable-Equivalent Market Yield[3]	10.70
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	5.22%
One Year	14.35
Five Years	4.04
Ten Years	6.78

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	30.2%
AA	34.2%
A	18.4%
BBB	9.2%
B	1.4%
Not Rated	6.6%
Trust Statistics7

• Number of Issues:	80
• Average Maturity:	22.5	years
• Average Effective Maturity:	10.9	years
• Average Call Protection:	7.6	years
• Average Dollar Price:	$96.16
• APS Leverage**:	35.4%
• RIB Leverage**:	3.6%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 46 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVP

Average Annual Total Returns (by market price)
Six Months	8.78%
One Year	22.82
Five Years	3.23
Ten Years	8.79
Life of Trust (1/29/99)	5.28

Average Annual Total Returns (by net asset value)
Six Months	7.40%
One Year	17.74
Five Years	4.12
Ten Years	8.33
Life of Trust (1/29/99)	5.39

Premium/(Discount) to NAV (5/31/10)	-1.22%

Market Yields

Market Yield[2]	6.31%
Taxable-Equivalent Market Yield[3]	10.02
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	3.60%	6.08%
One Year	8.52	13.53
Five Years	4.52	3.86
Ten Years	5.90	6.51
Lipper Averages5 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

Six Months	6.12%
One Year	16.67
Five Years	3.76
Ten Years	6.68

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 5/31/10 is as follows:

AAA	16.9%
AA	43.7%
A	22.7%
BBB	5.8%
BB	0.8%
CCC	1.8%
CC	0.8%
Not Rated	7.5%
Trust Statistics7

• Number of Issues:	84
• Average Maturity:	22.1	years
• Average Effective Maturity:	12.1	years
• Average Call Protection:	7.8	years
• Average Dollar Price:	$99.01
• APS Leverage**:	34.5%
• RIB Leverage**:	3.9%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 5/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.
1 Six-month returns are cumulative. Other returns are presented on an average annual basis. Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 9, 8 and 5 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. 6 Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance California Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 15.7%

$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$2,086,460
745	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	763,394
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,692,855
1,105	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,138,205
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,495,868
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,008,600
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,502,525

		$14,687,907

Electric Utilities — 7.1%

$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$299,779
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,248,860
1,020	Los Angeles Department of Water and Power, 5.25%, 7/1/38	1,079,517
1,500	Northern California Power Agency, 5.25%, 8/1/24	1,599,480
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,367,730

		$6,595,366

General Obligations — 11.3%

$750	California, 6.00%, 4/1/38	$818,685
1,590	California, (AMT), 5.05%, 12/1/36	1,451,575
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,884,766
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,368,145

		$10,523,171

Hospital — 29.1%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,029,550
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,250,956
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,701,045
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,461,753
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	755,138
2,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,775,996
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,119,985
1,650	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,602,925
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,587,583
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,753,325
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,538,190
1,200	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,202,064
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,918,658
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,105,413
700	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	700,623
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,679,058

		$27,182,262

Housing — 2.6%

$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,363,985
707	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	660,965
414	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	382,163

		$2,407,113

Industrial Development Revenue — 4.1%

$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$801,288
1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	1,239,940
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,799,600

		$3,840,828

Insured-Education — 5.3%

$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$498,074

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$1,250	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,385,062
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,027,810

		$4,910,946

Insured-Electric Utilities — 6.3%

$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,599,000
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,253,218

		$5,852,218

Insured-Escrowed / Prerefunded — 2.9%

$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,703,818

		$2,703,818

Insured-General Obligations — 6.4%

$7,000	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$1,560,440
4,825	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,001,766
7,995	Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	3,420,421

		$5,982,627

Insured-Hospital — 14.5%

$2,900	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,940,861
990	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	980,466
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	756,660
3,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	3,783,182
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,064,400

		$13,525,569

Insured-Lease Revenue / Certificates of Participation — 10.9%

$5,510	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,120,764
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,418,820
3,500	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,622,535

		$10,162,119

Insured-Other Revenue — 1.8%

$1,740	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,701,511

		$1,701,511

Insured-Special Tax Revenue — 4.3%

$21,285	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,343,509
4,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	542,059
8,355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	998,673
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	585,761
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	534,936

		$4,004,938

Insured-Transportation — 9.5%

$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,440,150
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	2,030,160
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	788,503
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,817,600
1,320	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,325,914
1,350	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,436,602

		$8,838,929

Insured-Water and Sewer — 5.6%

$1,600	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$1,693,440
4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	3,490,608

		$5,184,048

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 2.2%

$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$380,896
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	559,016
980	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	628,611
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	469,293

		$2,037,816

Senior Living / Life Care — 1.5%

$175	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$156,067
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	595,371
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	654,900

		$1,406,338

Special Tax Revenue — 19.2%

$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$935,340
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	234,472
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	353,280
2,000	California, Economic Recovery Bonds, 5.00%, 7/1/20	2,235,140
970	Corona Public Financing Authority, 5.80%, 9/1/20	950,115
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	174,766
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	412,590
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,592,099
895	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	899,949
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	401,852
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	706,365
2,250	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,294,032
930	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	946,442
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,336,051
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,109,848
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,240
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	500,115
250	Temecula Unified School District, 5.00%, 9/1/27	219,663
400	Temecula Unified School District, 5.00%, 9/1/37	331,292
500	Turlock Public Financing Authority, 5.45%, 9/1/24	502,490
500	Tustin Community Facilities District, 6.00%, 9/1/37	491,385
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	990,600

		$17,868,126

Transportation — 7.4%

$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,065,280
2,120	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	2,190,554
5	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35	5,166
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,551,480
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,142,107

		$6,954,587

Water and Sewer — 5.0%

$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,985,286
2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	2,660,525

		$4,645,811

Total Tax-Exempt Investments — 172.7%
(identified cost $162,031,524)		$161,016,048

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (53.6)%		$(49,979,998)

Other Assets, Less Liabilities — (19.1)%		$(17,784,038)

Net Assets Applicable to Common Shares — 100.0%		$93,252,012

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $983,145.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 34.9%

$2,290	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,428,957
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	607,866
1,240	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,310,258
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	968,560
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,507,185
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,527,570
1,840	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	2,176,279
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,594,050
415	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	440,257
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,087,000

		$13,647,982

Electric Utilities — 7.1%

$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,025,780
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,742,073

		$2,767,853

Escrowed / Prerefunded — 4.3%

$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$456,440
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	257,299
940	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	954,852

		$1,668,591

General Obligations — 2.1%

$750	Newton, 5.00%, 4/1/36	$807,383

		$807,383

Hospital — 25.2%

$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,013,180
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,054,950
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	405,600
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,067
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	521,280
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,157,053
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	902,567
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	750,961
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,021,330
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	676,303
1,255	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,237,894

		$9,846,185

Housing — 14.2%

$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,937,544
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	953,530
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	653,139
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,999,980

		$5,544,193

Industrial Development Revenue — 1.8%

$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695,834

		$695,834

Insured-Education — 11.0%

$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,137,870
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,551,632

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	$1,624,512

		$4,314,014

Insured-Electric Utilities — 1.5%

$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$602,541

		$602,541

Insured-General Obligations — 8.4%

$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,200,070
2,185	Milford, (AGM), 4.25%, 12/15/46	2,105,641

		$3,305,711

Insured-Hospital — 2.1%

$400	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/25	$406,324
220	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/31	221,314
190	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.125%, 11/15/35	191,341

		$818,979

Insured-Other Revenue — 3.5%

$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,370,077

		$1,370,077

Insured-Special Tax Revenue — 13.8%

$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,475,578
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,149,710
1,340	Massachusetts School Building Authority, (AMBAC), 5.00%, 8/15/37(1)	1,400,528
7,595	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	479,396
2,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	324,336
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	359,188
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	211,741

		$5,400,477

Insured-Student Loan — 5.8%

$485	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$515,836
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,756,566

		$2,272,402

Insured-Transportation — 3.6%

$385	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$381,932
1,070	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,041,602

		$1,423,534

Nursing Home — 1.4%

$550	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$543,428

		$543,428

Other Revenue — 1.4%

$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$543,070

		$543,070

Senior Living / Life Care — 5.5%

$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$210,525
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,366,665
125	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125,859
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	110,471
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	342,394

		$2,155,914

Special Tax Revenue — 6.7%

$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$600,516
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,572,994
75	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75,050
335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	374,587

		$2,623,147

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 3.9%

$1,500	Massachusetts Department of Transportation, 5.00%, 1/1/37	$1,527,405

		$1,527,405

Water and Sewer — 5.2%

$215	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	$215,688
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,829,100

		$2,044,788

Total Tax-Exempt Investments — 163.4%
(identified cost $63,061,869)		$63,923,508

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (51.3)%		$(20,051,756)

Other Assets, Less Liabilities — (12.1)%		$(4,746,387)

Net Assets Applicable to Common Shares — 100.0%		$39,125,365

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 30.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 14.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.6%

$525	Grand Valley State University, 5.625%, 12/1/29	$556,484
525	Grand Valley State University, 5.75%, 12/1/34	551,397
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	522,823
500	Michigan State University, 5.00%, 2/15/40	521,865

		$2,152,569

Electric Utilities — 0.2%

$60	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60,313

		$60,313

Escrowed / Prerefunded — 17.9%

$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$532,930
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	649,393
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,375,225
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	811,125
15	Michigan Hospital Finance Authority, (Trinity Health), Prerefunded to 12/1/10, 6.00%, 12/1/27	15,581
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	663,360
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,044,240

		$5,091,854

General Obligations — 13.1%

$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$514,625
1,500	Kent County, 5.00%, 1/1/25	1,629,690
750	Manistee Area Public Schools, 5.00%, 5/1/24	771,098
270	Michigan, 5.50%, 11/1/25	299,284
500	Wayne Charter County, 6.75%, 11/1/39	531,335

		$3,746,032

Hospital — 27.5%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$501,010
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	168,911
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	108,498
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	306,317
455	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	442,665
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,000,010
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	679,402
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	930,620
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,020,838
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	753,675
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	534,040
985	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,002,513
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	384,918

		$7,833,417

Housing — 3.4%

$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$977,210

		$977,210

Industrial Development Revenue — 6.0%

$750	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$460,755
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	823,176
550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	435,529

		$1,719,460

Insured-Education — 5.8%

$570	Ferris State University, (AGC), 5.125%, 10/1/33	$598,563
500	Ferris State University, (AGC), 5.25%, 10/1/38	528,660
500	Wayne State University, (AGM), 5.00%, 11/15/35	520,640

		$1,647,863

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 9.2%

$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$1,002,190
400	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	401,596
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	231,497
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	514,530
435	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	459,834

		$2,609,647

Insured-Escrowed / Prerefunded — 10.9%

$1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,051,580
2,000	Novi Building Authority, (AGM), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,055,640

		$3,107,220

Insured-General Obligations — 8.5%

$300	Detroit City School District, (AGM), 5.25%, 5/1/32	$308,694
650	Detroit City School District, (FGIC), 4.75%, 5/1/28	637,676
200	Eaton Rapids Public Schools, (NPFG), 4.75%, 5/1/25	200,304
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,283,687

		$2,430,361

Insured-Hospital — 6.9%

$985	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$956,701
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (NPFG), 5.50%, 7/1/24	1,000,440

		$1,957,141

Insured-Lease Revenue / Certificates of Participation — 5.9%

$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$353,380
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,323,239

		$1,676,619

Insured-Special Tax Revenue — 3.6%

$5,160	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$325,699
2,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	260,753
2,430	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	290,458
1,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	163,391

		$1,040,301

Insured-Student Loan — 6.9%

$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$953,950
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	1,001,980

		$1,955,930

Insured-Transportation — 4.4%

$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$959,070
300	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	284,718

		$1,243,788

Insured-Water and Sewer — 9.4%

$1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,633,417
1,000	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,050,320

		$2,683,737

Lease Revenue / Certificates of Participation — 0.9%

$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,228

		$250,228

Other Revenue — 1.3%

$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$373,975

		$373,975

Special Tax Revenue — 1.3%

$115	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$118,717
125	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	129,159
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	122,998

		$370,874

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 8.2%

$790	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$871,133
600	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	650,982
500	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	543,530
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	265,910

		$2,331,555

Total Tax-Exempt Investments — 158.9%
(identified cost $45,249,062)		$45,260,094

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (61.4)%		$(17,501,026)

Other Assets, Less Liabilities — 2.5%		$730,031

Net Assets Applicable to Common Shares — 100.0%		$28,489,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 45.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 25.9%

$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$251,175
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	242,330
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	216,861
2,780	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	2,984,052
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(1)	3,479,280
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(2)	3,579,730
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,679,485
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,114,758
3,150	Rutgers State University, 5.00%, 5/1/39(2)	3,345,510

		$16,893,181

Electric Utilities — 2.3%

$1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,509,615

		$1,509,615

Hospital — 23.6%

$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$81,365
2,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,304,876
2,515	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,538,213
2,535	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,546,915
915	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	913,664
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,533,967
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,751,050
2,650	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,567,293
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,136,490

		$15,373,833

Housing — 4.7%

$715	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$682,353
2,340	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	2,347,909

		$3,030,262

Industrial Development Revenue — 12.6%

$500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$503,375
540	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	551,572
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	3,009,154
215	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	196,349
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	789,488
1,235	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (AMT), 5.70%, 10/1/39	1,273,865
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,915,160

		$8,238,963

Insured-Education — 6.4%

$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(2)	$3,508,066
825	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	673,811

		$4,181,877

Insured-Electric Utilities — 1.9%

$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,253,113

		$1,253,113

Insured-Gas Utilities — 7.8%

$4,975	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,112,957

		$5,112,957

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 2.8%

$460	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	$433,095
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	1,410,971

		$1,844,066

Insured-Hospital — 6.5%

$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	$776,535
1,460	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,485,199
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	508,630
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,474,544

		$4,244,908

Insured-Housing — 5.2%

$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,391,390

		$3,391,390

Insured-Industrial Development Revenue — 0.3%

$165	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$164,751

		$164,751

Insured-Lease Revenue / Certificates of Participation — 4.3%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,651,695
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,127,550

		$2,779,245

Insured-Other Revenue — 1.7%

$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,085,116

		$1,085,116

Insured-Special Tax Revenue — 11.7%

$6,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$3,068,940
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,897,866
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	835,149
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	453,517
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	352,595
5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	650,841
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	380,689

		$7,639,597

Insured-Student Loan — 4.3%

$2,580	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,774,893

		$2,774,893

Insured-Transportation — 5.2%

$1,960	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$873,964
5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,778,167
400	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 5.00%, 8/1/36	400,028
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	345,819

		$3,397,978

Insured-Water and Sewer — 4.5%

$3,000	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,956,740

		$2,956,740

Lease Revenue / Certificates of Participation — 6.0%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,614,000
2,250	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	2,281,703

		$3,895,703

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 7.4%

$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$272,808
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	258,031
600	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	632,050
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	2,844,221
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	219,136
900	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	610,092

		$4,836,338

Senior Living / Life Care — 2.8%

$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$445,261
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	729,059
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	671,161

		$1,845,481

Special Tax Revenue — 1.2%

$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$92,241
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	151,701
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	559,085

		$803,027

Student Loan — 4.2%

$230	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$244,437
2,500	New Jersey Higher Education Assistance Authority, (AMT), Variable Rate, 1.337%, 6/1/36(2)	2,496,300

		$2,740,737

Transportation — 15.1%

$250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$276,778
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	913,207
3,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,803,616
480	Port Authority of New York and New Jersey, 4.50%, 11/1/33	489,893
1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/34	1,034,560
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	2,136,319
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,186,867

		$9,841,240

Water and Sewer — 1.5%

$985	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$987,679

		$987,679

Total Tax-Exempt Investments — 169.9%
(identified cost $109,197,640)		$110,822,690

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (51.2)%		$(33,429,180)

Other Assets, Less Liabilities — (18.7)%		$(12,175,282)

Net Assets Applicable to Common Shares — 100.0%		$65,218,228

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 36.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 10.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.3%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.4%

$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,007,021

		$1,007,021

Education — 18.2%

$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$319,158
1,210	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,298,112
325	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	347,692
510	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	554,339
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,065,310
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	544,726
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,122,140
2,000	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,126,500
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,499,233
2,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,662,400

		$13,539,610

Electric Utilities — 5.0%

$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,618,772
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,095,317

		$3,714,089

General Obligations — 10.0%

$6,000	New York City, 5.25%, 9/15/33(2)	$6,219,240
1,000	New York City, 6.25%, 10/15/28	1,179,890

		$7,399,130

Health Care-Miscellaneous — 5.9%

$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$917,935
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	946,524
50	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50,696
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	101,392
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,353,104

		$4,369,651

Hospital — 29.0%

$175	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$172,197
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	436,107
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,179,700
2,490	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,478,820
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	409,708
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,459,050
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	4,142,480
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,945,140
1,000	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26(3)	1,023,790
900	New York Dormitory Authority, (Mount Sinai Hospital), 5.50%, 7/1/26	900,567
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	833,238
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,292,337
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	416,498
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	815,720
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,245,475
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	634,901
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,158,214

		$21,543,942

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 16.5%

$1,500	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,502,625
2,620	New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,650,261
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,022,120
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,697,922
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,489,380
1,955	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,897,543
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,007,100

		$12,266,951

Industrial Development Revenue — 11.4%

$340	Chautauqua County Industrial Development Agency, (NRG Dunkirk Power), 5.875%, 4/1/42	$348,745
1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	1,047,400
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	2,552,512
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,538,025
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,502,025
465	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	465,744

		$8,454,451

Insured-Education — 6.0%

$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,258,425
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	1,580,499
5,365	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,653,708

		$4,492,632

Insured-Electric Utilities — 3.4%

$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,548,961
960	New York Power Authority, (NPFG), 5.00%, 11/15/47	1,004,438

		$2,553,399

Insured-Escrowed / Prerefunded — 1.8%

$1,265	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$683,758
1,280	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	658,150

		$1,341,908

Insured-General Obligations — 1.3%

$910	New Rochelle City School District, (AGC), 4.00%, 11/15/21	$955,436

		$955,436

Insured-Lease Revenue / Certificates of Participation — 4.5%

$3,600	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47(4)	$3,339,432

		$3,339,432

Insured-Other Revenue — 2.6%

$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$854,150
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	1,108,561

		$1,962,711

Insured-Special Tax Revenue — 7.8%

$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$973,230
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,004,250
4,440	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	896,391
19,745	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,246,304
3,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	434,161
6,705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	801,449
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	469,609

		$5,825,394

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 8.0%

$3,025	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$3,005,731
2,920	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,928,672

		$5,934,403

Insured-Water and Sewer — 1.3%

$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$943,630

		$943,630

Lease Revenue / Certificates of Participation — 4.6%

$2,345	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$2,315,641
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,097,370

		$3,413,011

Other Revenue — 4.1%

$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,013,056
3,120	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	817,471
380	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	391,886
790	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	845,521

		$3,067,934

Senior Living / Life Care — 3.0%

$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,355,010
900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	838,386

		$2,193,396

Special Tax Revenue — 3.6%

$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,085,690
900	New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	949,212
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	609,403

		$2,644,305

Transportation — 10.8%

$1,000	Metropolitan Transportation Authority, 4.50%, 11/15/37	$981,420
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	2,005,222
1,030	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,022,842
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,060,128
2,740	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	2,963,392
10	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10,815

		$8,043,819

Water and Sewer — 10.1%

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$170,481
325	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	89,368
3,105	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,528,273
2,535	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance Authority), 5.00%, 6/15/37(2)	2,697,139
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	1,040,610

		$7,525,871

Total Tax-Exempt Investments — 170.3%
(identified cost $124,821,660)		$126,532,126

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (45.4)%		$(33,726,581)

Other Assets, Less Liabilities — (24.9)%		$(18,499,974)

Net Assets Applicable to Common Shares — 100.0%		$74,305,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FNMA - Federal National Mortgage Association

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

MFMR - Multi-Family Mortgage Revenue
NPFG - National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 9.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.3%

$1,250	Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	$1,302,650

		$1,302,650

Electric Utilities — 0.8%

$310	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$310,924

		$310,924

Escrowed / Prerefunded — 13.8%

$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,038,890
1,000	Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	1,079,990
2,530	Puerto Rico Infrastructure Financing Authority, Prerefunded to 10/1/10, 5.50%, 10/1/32	2,600,106
670	Richland County Hospital Facilities, (MedCentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	694,757

		$5,413,743

General Obligations — 17.0%

$1,000	Barberton City School District, 4.50%, 12/1/33	$1,004,000
1,750	Beavercreek City School District, 5.00%, 12/1/30	1,863,557
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,178,639
500	Columbus, 5.00%, 7/1/23(1)	533,555
1,000	Columbus City School District, 5.00%, 12/1/29	1,071,900
1,000	Maple Heights City School District, 5.00%, 1/15/37	1,010,700

		$6,662,351

Hospital — 12.1%

$800	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$814,416
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	503,370
500	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	537,540
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,049,480
600	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	596,568
980	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	902,815
330	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	335,630

		$4,739,819

Housing — 11.9%

$1,000	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$992,300
570	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	545,011
600	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	601,602
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,516,725

		$4,655,638

Industrial Development Revenue — 8.5%

$1,015	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$851,747
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,251,238
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	229,532

		$3,332,517

Insured-Education — 10.9%

$1,000	Kent State University, (AGC), 5.00%, 5/1/26	$1,067,440
465	Kent State University, (AGC), 5.00%, 5/1/29	486,441
730	Miami University, (AMBAC), 3.25%, 9/1/26	632,428
1,500	University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,554,555
500	University of Akron, Series B, (AGM), 5.00%, 1/1/38	518,185

		$4,259,049

Insured-Electric Utilities — 12.6%

$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,080,970
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	286,045
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	410,200
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	395,038
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,339,020
425	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	424,269

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$220,975
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	257,265
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	535,465

		$4,949,247

Insured-Escrowed / Prerefunded — 4.6%

$245	Cuyahoga County Hospital, (Cleveland Clinic Health System), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	$245,740
1,000	Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,034,570
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	529,260

		$1,809,570

Insured-General Obligations — 16.4%

$280	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$289,526
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	210,878
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	516,440
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	863,914
1,500	Madeira City School District, (AGM), 3.50%, 12/1/27	1,379,505
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,858,447
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	772,943
500	Wadsworth City School District, (AGC), 5.00%, 12/1/37	517,710

		$6,409,363

Insured-Hospital — 6.6%

$545	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$540,683
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,510,920
485	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 14.686%, 2/1/29(2)(3)(4)	529,630

		$2,581,233

Insured-Lease Revenue / Certificates of Participation — 1.0%

$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$410,260

		$410,260

Insured-Special Tax Revenue — 3.8%

$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$625,204
1,685	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	216,438
3,340	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	399,230
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	233,415

		$1,474,287

Insured-Transportation — 6.9%

$385	Cleveland Airport System, (AGM), 5.00%, 1/1/31	$385,339
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,162,850
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,171,120

		$2,719,309

Insured-Water and Sewer — 2.1%

$215	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$212,900
625	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	618,081

		$830,981

Lease Revenue / Certificates of Participation — 1.4%

$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$542,785

		$542,785

Other Revenue — 4.3%

$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$248,775
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	510,952
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	936,130

		$1,695,857

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Pooled Loans — 10.8%

$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$562,006
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,066,543
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,321,505
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	269,728
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	997,172

		$4,216,954

Special Tax Revenue — 6.1%

$520	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$526,578
1,375	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,415,700
155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	160,009
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	175,656
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	122,999

		$2,400,942

Water and Sewer — 1.4%

$250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	$274,485
250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	271,570

		$546,055

Total Tax-Exempt Investments — 156.3%
(identified cost $60,259,466)		$61,263,534

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.0)%		$(22,726,652)

Other Assets, Less Liabilities — 1.7%		$652,440

Net Assets Applicable to Common Shares — 100.0%		$39,189,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 16.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2010, the aggregate value of these securities is $529,630 or 1.4% of the Trust’s net assets applicable to common shares.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2010.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.1%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 3.1%

$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,161,470

		$1,161,470

Cogeneration — 2.7%

$300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$182,922
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	280,440
575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	555,605

		$1,018,967

Education — 10.4%

$500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$514,195
1,200	Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,188,996
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	522,395
625	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	645,925
500	Pennsylvania State University, 5.00%, 3/1/40	531,105
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	525,240

		$3,927,856

Electric Utilities — 2.8%

$435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$449,668
600	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	612,780

		$1,062,448

Escrowed / Prerefunded — 1.8%

$600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	$675,642

		$675,642

General Obligations — 7.1%

$500	Chester County, 5.00%, 7/15/27(1)	$559,615
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,047,240
1,000	Philadelphia School District, 6.00%, 9/1/38	1,081,650

		$2,688,505

Hospital — 22.4%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$512,670
750	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	797,152
1,215	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,219,775
750	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	764,303
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,443,375
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250,170
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,124,625
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	690,950
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	888,802
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	245,068
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	516,795

		$8,453,685

Housing — 15.7%

$495	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$494,980
1,160	Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,171,205
920	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	868,839
950	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	955,434
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	495,710
1,000	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	992,490
960	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	964,378

		$5,943,036

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 11.6%

$200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$207,034
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	761,820
500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	500,355
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	272,140
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,056,000
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	497,120
1,365	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,080,903

		$4,375,372

Insured-Education — 16.3%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$525,950
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,626,107
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,146,276
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	1,025,890
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	534,385
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	396,645
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	915,355

		$6,170,608

Insured-Escrowed / Prerefunded — 8.1%

$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,604,064
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,463,840

		$3,067,904

Insured-General Obligations — 4.4%

$500	Beaver County, (AGM), 5.55%, 11/15/31	$541,125
750	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	807,503
300	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	317,178

		$1,665,806

Insured-Hospital — 10.7%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$290,805
355	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	347,325
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	1,453,565
35	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	34,997
1,900	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,899,905

		$4,026,597

Insured-Lease Revenue / Certificates of Participation — 7.1%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$525,910
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,235,463
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	907,057

		$2,668,430

Insured-Special Tax Revenue — 6.5%

$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$982,450
9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	622,994
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	217,081
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	400,425
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	233,415

		$2,456,365

Insured-Transportation — 14.6%

$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,037,390
1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/39	1,039,700

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$500	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$496,025
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005,382
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,917,981

		$5,496,478

Insured-Water and Sewer — 6.9%

$275	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$295,246
550	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	550,269
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	877,441
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (NPFG), (AMT), 6.00%, 6/1/29	500,465
360	Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	363,996

		$2,587,417

Senior Living / Life Care — 3.8%

$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27	$524,180
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	505,990
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	198,574
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	191,586

		$1,420,330

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$122,999

		$122,999

Transportation — 2.8%

$270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$273,834
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	801,525

		$1,075,359

Water and Sewer — 2.0%

$750	Harrisburg Water Authority, 5.25%, 7/15/31	$751,425

		$751,425

Total Tax-Exempt Investments — 161.1%
(identified cost $60,163,157)		$60,816,699

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.1)%		$(21,176,854)

Other Assets, Less Liabilities — (5.0)%		$(1,896,793)

Net Assets Applicable to Common Shares — 100.0%		$37,743,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2010	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Assets

Investments —
Identified cost	$162,031,524	$63,061,869	$45,249,062	$109,197,640
Unrealized appreciation (depreciation)	(1,015,476)	861,639	11,032	1,625,050

Investments, at value	$161,016,048	$63,923,508	$45,260,094	$110,822,690

Cash	$1,158,646	$—	$205,258	$1,085,993
Interest receivable	2,033,065	1,073,972	619,330	1,635,632
Receivable for investments sold	12,000	—	—	57,082
Deferred debt issuance costs	33,322	4,321	—	4,172

Total assets	$164,253,081	$65,001,801	$46,084,682	$113,605,569

Liabilities

Payable for floating rate notes issued	$20,535,000	$4,885,000	$—	$14,572,000
Payable for variation margin on open financial futures contracts	15,751	—	1,563	27,344
Payable for open swap contracts	259,861	96,120	4,956	166,611
Due to custodian	—	734,848	—	—
Payable to affiliates:
Investment adviser fee	88,343	35,922	27,254	61,221
Administration fee	25,793	10,264	7,787	17,489
Trustees’ fees	913	411	333	646
Interest expense and fees payable	28,193	8,946	—	34,672
Accrued expenses	67,217	53,169	52,664	78,178

Total liabilities	$21,021,071	$5,824,680	$94,557	$14,958,161

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,979,998	$20,051,756	$17,501,026	$33,429,180

Net assets applicable to common shares	$93,252,012	$39,125,365	$28,489,099	$65,218,228

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$71,958	$27,306	$21,163	$46,416
Additional paid-in capital	104,374,378	39,772,187	30,947,836	66,703,405
Accumulated net realized loss	(11,363,052)	(1,940,772)	(2,806,325)	(4,024,726)
Accumulated undistributed net investment income	1,273,058	501,125	316,104	862,491
Net unrealized appreciation (depreciation)	(1,104,330)	765,519	10,321	1,630,642

Net assets applicable to common shares	$93,252,012	$39,125,365	$28,489,099	$65,218,228

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,999	802	700	1,337

Common Shares Outstanding

	7,195,830	2,730,559	2,116,294	4,641,565

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.96	$14.33	$13.46	$14.05

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of May 31, 2010	New York Trust	Ohio Trust	Pennsylvania Trust

Assets

Investments —
Identified cost	$124,821,660	$60,259,466	$60,163,157
Unrealized appreciation	1,710,466	1,004,068	653,542

Investments, at value	$126,532,126	$61,263,534	$60,816,699

Cash	$2,197,605	$670,638	$—
Interest receivable	1,709,380	1,011,484	917,807
Receivable for investments sold	—	5,000	—
Deferred debt issuance costs	23,525	—	—

Total assets	$130,462,636	$62,950,656	$61,734,506

Liabilities

Payable for floating rate notes issued	$20,475,000	$830,000	$2,370,000
Payable for investments purchased	482,858	—	—
Payable for when-issued securities	1,023,790	—	—
Payable for variation margin on open financial futures contracts	13,125	4,219	10,938
Payable for open swap contracts	228,254	92,485	93,431
Due to custodian	—	—	226,139
Payable to affiliates:
Investment adviser fee	70,490	37,236	35,686
Administration fee	20,138	10,638	10,196
Trustees’ fees	728	428	413
Interest expense and fees payable	39,261	2,890	8,645
Accrued expenses	76,840	56,786	59,152

Total liabilities	$22,430,484	$1,034,682	$2,814,600

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,726,581	$22,726,652	$21,176,854

Net assets applicable to common shares	$74,305,571	$39,189,322	$37,743,052

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,265	$28,377	$27,118
Additional paid-in capital	78,723,838	40,670,202	38,508,701
Accumulated net realized loss	(6,901,456)	(2,916,702)	(1,834,994)
Accumulated undistributed net investment income	804,206	480,484	413,235
Net unrealized appreciation	1,624,718	926,961	628,992

Net assets applicable to common shares	$74,305,571	$39,189,322	$37,743,052

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,349	909	847

Common Shares Outstanding

	5,426,491	2,837,697	2,711,788

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$13.69	$13.81	$13.92

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended May 31, 2010	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Income

Interest	$4,326,554	$1,643,095	$1,205,098	$2,872,013

Total investment income	$4,326,554	$1,643,095	$1,205,098	$2,872,013

Expenses

Investment adviser fee	$523,152	$207,417	$157,784	$355,965
Administration fee	150,025	59,481	45,248	102,079
Trustees’ fees and expenses	2,627	1,195	962	1,872
Custodian fee	36,618	20,014	14,257	27,806
Transfer and dividend disbursing agent fees	6,068	5,510	7,739	8,350
Legal and accounting services	23,309	19,923	18,912	24,829
Printing and postage	9,450	5,645	5,309	7,337
Interest expense and fees	74,285	15,285	—	50,666
Preferred shares service fee	34,826	14,551	11,744	24,417
Miscellaneous	18,597	18,607	21,107	21,632

Total expenses	$878,957	$367,628	$283,062	$624,953

Deduct —
Reduction of custodian fee	$155	$9	$151	$206

Total expense reductions	$155	$9	$151	$206

Net expenses	$878,802	$367,619	$282,911	$624,747

Net investment income	$3,447,752	$1,275,476	$922,187	$2,247,266

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(34,117)	$(53,047)	$(121,058)	$157,810
Financial futures contracts	(493,758)	—	(20,286)	(793,844)
Swap contracts	(6,422)	(1,683)	(19,059)	(4,093)

Net realized loss	$(534,297)	$(54,730)	$(160,403)	$(640,127)

Change in unrealized appreciation (depreciation) —
Investments	$4,649,170	$2,132,812	$1,245,504	$2,800,350
Financial futures contracts	367,008	—	24,359	172,203
Swap contracts	(136,251)	(50,812)	8,719	(87,373)

Net change in unrealized appreciation (depreciation)	$4,879,927	$2,082,000	$1,278,582	$2,885,180

Net realized and unrealized gain	$4,345,630	$2,027,270	$1,118,179	$2,245,053

Distributions to preferred shareholders —
From net investment income	$(97,733)	$(39,466)	$(33,978)	$(66,205)

Net increase in net assets from operations	$7,695,649	$3,263,280	$2,006,388	$4,426,114

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended May 31, 2010	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Income

Interest	$3,277,482	$1,649,800	$1,578,799

Total investment income	$3,277,482	$1,649,800	$1,578,799

Expenses

Investment adviser fee	$408,096	$217,079	$207,561
Administration fee	117,031	62,251	59,522
Trustees’ fees and expenses	2,103	1,243	1,193
Custodian fee	31,582	19,259	17,946
Transfer and dividend disbursing agent fees	6,786	6,521	9,356
Legal and accounting services	18,855	17,906	20,683
Printing and postage	8,677	6,037	6,164
Interest expense and fees	69,680	3,271	11,238
Preferred shares service fee	24,392	16,267	15,057
Miscellaneous	22,698	18,747	20,462

Total expenses	$709,900	$368,581	$369,182

Deduct —
Reduction of custodian fee	$289	$176	$115

Total expense reductions	$289	$176	$115

Net expenses	$709,611	$368,405	$369,067

Net investment income	$2,567,871	$1,281,395	$1,209,732

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(25,672)	$90,250	$(26,985)
Financial futures contracts	(411,465)	(73,872)	(279,997)
Swap contracts	(130,174)	23,978	67,062

Net realized gain (loss)	$(567,311)	$40,356	$(239,920)

Change in unrealized appreciation (depreciation) —
Investments	$4,445,044	$820,369	$1,603,538
Financial futures contracts	305,841	59,175	192,493
Swap contracts	(45,252)	(64,188)	(90,447)

Net change in unrealized appreciation (depreciation)	$4,705,633	$815,356	$1,705,584

Net realized and unrealized gain	$4,138,322	$855,712	$1,465,664

Distributions to preferred shareholders —
From net investment income	$(65,171)	$(44,596)	$(41,680)

Net increase in net assets from operations	$6,641,022	$2,092,511	$2,633,716

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2010

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$3,447,752	$1,275,476	$922,187	$2,247,266
Net realized loss from investment transactions, financial futures contracts and swap contracts	(534,297)	(54,730)	(160,403)	(640,127)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,879,927	2,082,000	1,278,582	2,885,180
Distributions to preferred shareholders —
From net investment income	(97,733)	(39,466)	(33,978)	(66,205)

Net increase in net assets from operations	$7,695,649	$3,263,280	$2,006,388	$4,426,114

Distributions to common shareholders —
From net investment income	$(3,163,920)	$(1,235,377)	$(908,956)	$(2,196,240)

Total distributions to common shareholders	$(3,163,920)	$(1,235,377)	$(908,956)	$(2,196,240)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$86,755	$—	$195,862

Net increase in net assets from capital share transactions	$—	$86,755	$—	$195,862

Net increase in net assets	$4,531,729	$2,114,658	$1,097,432	$2,425,736

Net Assets Applicable to Common Shares

At beginning of period	$88,720,283	$37,010,707	$27,391,667	$62,792,492

At end of period	$93,252,012	$39,125,365	$28,489,099	$65,218,228

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,273,058	$501,125	$316,104	$862,491

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2010

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$2,567,871	$1,281,395	$1,209,732
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(567,311)	40,356	(239,920)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,705,633	815,356	1,705,584
Distributions to preferred shareholders —
From net investment income	(65,171)	(44,596)	(41,680)

Net increase in net assets from operations	$6,641,022	$2,092,511	$2,633,716

Distributions to common shareholders —
From net investment income	$(2,437,031)	$(1,262,842)	$(1,175,000)

Total distributions to common shareholders	$(2,437,031)	$(1,262,842)	$(1,175,000)

Capital share transactions —
Reinvestment of distributions to common shareholders	$244,881	$64,196	$29,136

Net increase in net assets from capital share transactions	$244,881	$64,196	$29,136

Net increase in net assets	$4,448,872	$893,865	$1,487,852

Net Assets Applicable to Common Shares

At beginning of period	$69,856,699	$38,295,457	$36,255,200

At end of period	$74,305,571	$39,189,322	$37,743,052

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$804,206	$480,484	$413,235

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,809,366	$2,579,336	$1,943,559	$4,492,418
Net realized loss from investment transactions, financial futures contracts and swap contracts	(4,256,586)	(996,068)	(360,637)	(3,311,658)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	20,927,304	10,118,722	4,583,016	22,233,230
Distributions to preferred shareholders —
From net investment income	(335,254)	(133,574)	(117,661)	(221,791)

Net increase in net assets from operations	$23,144,830	$11,568,416	$6,048,277	$23,192,199

Distributions to common shareholders —
From net investment income	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Total distributions to common shareholders	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Capital share transactions —
Reinvestment of distributions to common shareholders	$123,925	$109,415	$—	$45,520

Net increase in net assets from capital share transactions	$123,925	$109,415	$—	$45,520

Net increase in net assets	$17,655,480	$9,434,747	$4,414,486	$19,333,134

Net Assets Applicable to Common Shares

At beginning of year	$71,064,803	$27,575,960	$22,977,181	$43,459,358

At end of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,086,959	$500,492	$336,851	$877,670

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,174,285	$2,673,784	$2,513,425
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(3,485,812)	(868,027)	155,287
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	22,262,042	9,281,116	7,906,232
Distributions to preferred shareholders —
From net investment income	(225,861)	(154,413)	(143,754)

Net increase in net assets from operations	$23,724,654	$10,932,460	$10,431,190

Distributions to common shareholders —
From net investment income	$(4,532,706)	$(2,247,968)	$(2,134,974)

Total distributions to common shareholders	$(4,532,706)	$(2,247,968)	$(2,134,974)

Capital share transactions —
Reinvestment of distributions to common shareholders	$339,723	$48,010	$15,281

Net increase in net assets from capital share transactions	$339,723	$48,010	$15,281

Net increase in net assets	$19,531,671	$8,732,502	$8,311,497

Net Assets Applicable to Common Shares

At beginning of year	$50,325,028	$29,562,955	$27,943,703

At end of year	$69,856,699	$38,295,457	$36,255,200

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$738,537	$506,527	$420,183

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Cash Flows

For the Six Months Ended May 31, 2010

Cash Flows From Operating Activities	California Trust	New Jersey Trust	New York Trust

Net increase in net assets from operations	$7,695,649	$4,426,114	$6,641,022
Distributions to preferred shareholders	97,733	66,205	65,171

Net increase in net assets from operations excluding distributions to preferred shareholders	$7,793,382	$4,492,319	$6,706,193
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(10,776,707)	(6,904,449)	(14,248,917)
Investments sold	11,142,439	5,225,252	7,433,907
Net accretion/amortization of premium (discount)	(729,407)	(348,041)	(272,583)
Amortization of deferred debt issuance costs	752	196	4,041
Decrease (increase) in interest receivable	(10,623)	68,727	(43,196)
Decrease (increase) in receivable for investments sold	(2,500)	974,596	34,945
Increase in payable for investments purchased	—	—	482,858
Increase in payable for when-issued securities	—	—	1,023,790
Increase in payable for variation margin on open financial futures contracts	9,001	27,344	7,500
Increase in payable for open swap contracts	136,251	87,373	45,252
Increase in payable to affiliate for investment adviser fee	2,848	3,271	4,586
Increase in payable to affiliate for administration fee	2,834	3,840	1,308
Decrease in payable to affiliate for Trustees’ fees	(110)	(67)	(80)
Increase (decrease) in interest expense and fees payable	(5,470)	(4,172)	4,564
Decrease in accrued expenses	(25,061)	(3,482)	(13,488)
Net change in unrealized (appreciation) depreciation from investments	(4,649,170)	(2,800,350)	(4,445,044)
Net realized (gain) loss from investments	34,117	(157,810)	25,672

Net cash provided by (used in) operating activities	$2,922,576	$664,547	$(3,248,692)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(3,163,920)	$(2,000,378)	$(2,192,150)
Cash distributions paid to preferred shareholders	(94,552)	(63,240)	(65,225)
Proceeds from secured borrowings	1,590,000	2,000,000	3,255,000
Decrease in due to custodian	(95,458)	—	—

Net cash provided by (used in) financing activities	$(1,763,930)	$(63,618)	$997,625

Net increase (decrease) in cash	$1,158,646	$600,929	$(2,251,067)

Cash at beginning of period	$—	$485,064	$4,448,672

Cash at end of period	$1,158,646	$1,085,993	$2,197,605

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$195,862	$244,881
Cash paid for interest and fees	79,003	54,642	61,075

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.330		$9.890	$15.120	$16.430	$15.420	$15.070

Income (Loss) From Operations

Net investment income(1)	$0.479		$0.947	$0.943	$0.936	$0.962	$1.013
Net realized and unrealized gain (loss)	0.605		2.321	(5.223)	(1.294)	1.028	0.383
Distributions to preferred shareholders
From net investment income(1)	(0.014)		(0.047)	(0.277)	(0.280)	(0.239)	(0.154)

Total income (loss) from operations	$1.070		$3.221	$(4.557)	$(0.638)	$1.751	$1.242

Less Distributions to Common Shareholders

From net investment income	$(0.440)		$(0.781)	$(0.673)	$(0.672)	$(0.741)	$(0.892)

Total distributions to common shareholders	$(0.440)		$(0.781)	$(0.673)	$(0.672)	$(0.741)	$(0.892)

Net asset value — End of period (Common shares)	$12.960		$12.330	$9.890	$15.120	$16.430	$15.420

Market value — End of period (Common shares)	$12.900		$12.170	$9.150	$13.160	$15.050	$13.650

Total Investment Return on Net Asset Value(2)	8.88	%(3)	34.24%	(30.70)%	(3.65)%	12.10%	8.72%

Total Investment Return on Market Value(2)	9.82	%(3)	43.19%	(26.34)%	(8.44)%	15.99%	(4.34)%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$93,252		$88,720	$71,065	$108,567		$117,966	$110,760
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.77	%(5)	1.93%	1.87%	1.78	%(6)	1.79%	1.78%
Interest and fee expense(7)	0.16	%(5)	0.23%	0.37%	0.34%		0.49%	0.33%
Total expenses before custodian fee reduction	1.93	%(5)	2.16%	2.24%	2.12	%(6)	2.28%	2.11%
Expenses after custodian fee reduction excluding interest and fees	1.77	%(5)	1.93%	1.85%	1.76	%(6)	1.77%	1.76%
Net investment income	7.56	%(5)	8.35%	6.91%	5.94%		6.12%	6.52%
Portfolio Turnover	7	%(3)	18%	31%	40%		26%	31%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.14	%(5)	1.19%	1.18%	1.17	%(6)	1.18%	1.16%
Interest and fee expense(7)	0.11	%(5)	0.15%	0.24%	0.22%		0.32%	0.22%
Total expenses before custodian fee reduction	1.25	%(5)	1.34%	1.42%	1.39	%(6)	1.50%	1.38%
Expenses after custodian fee reduction excluding interest and fees	1.14	%(5)	1.19%	1.17%	1.16	%(6)	1.16%	1.15%
Net investment income	4.89	%(5)	5.18%	4.39%	3.90%		4.03%	4.26%

Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	2,360		2,360	2,360
Asset coverage per preferred share(8)	$71,652		$69,383	$60,552	$71,003		$74,997	$71,942
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.590		$10.160	$14.860	$16.170	$15.270	$15.090

Income (Loss) From Operations

Net investment income(1)	$0.468		$0.948	$0.947	$0.914	$0.931	$0.973
Net realized and unrealized gain (loss)	0.739		3.356	(4.720)	(1.314)	0.926	0.234
Distributions to preferred shareholders
From net investment income(1)	(0.014)		(0.049)	(0.278)	(0.271)	(0.243)	(0.145)

Total income (loss) from operations	$1.193		$4.255	$(4.051)	$(0.671)	$1.614	$1.062

Less Distributions to Common Shareholders

From net investment income	$(0.453)		$(0.825)	$(0.649)	$(0.639)	$(0.714)	$(0.882)

Total distributions to common shareholders	$(0.453)		$(0.825)	$(0.649)	$(0.639)	$(0.714)	$(0.882)

Net asset value — End of period (Common shares)	$14.330		$13.590	$10.160	$14.860	$16.170	$15.270

Market value — End of period (Common shares)	$14.770		$13.260	$8.930	$13.050	$14.920	$14.800

Total Investment Return on Net Asset Value(2)	8.91	%(3)	43.29%	(28.02)%	(3.94)%	11.05%	7.02%

Total Investment Return on Market Value(2)	15.05	%(3)	58.91%	(27.89)%	(8.57)%	5.72%	(6.89)%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$39,125		$37,011	$27,576	$40,341		$43,875	$41,395
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.85	%(5)	2.02%	2.06%	1.91	%(6)	1.88%	1.88%
Interest and fee expense(7)	0.08	%(5)	0.14%	0.26%	0.61%		0.77%	0.52%
Total expenses before custodian fee reduction	1.93	%(5)	2.16%	2.32%	2.52	%(6)	2.65%	2.40%
Expenses after custodian fee reduction excluding interest and fees	1.85	%(5)	2.02%	2.04%	1.89	%(6)	1.87%	1.87%
Net investment income	6.70	%(5)	7.77%	7.03%	5.90%		6.01%	6.29%
Portfolio Turnover	6	%(3)	24%	40%	42%		22%	13%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.22	%(5)	1.26%	1.31%	1.26	%(6)	1.24%	1.24%
Interest and fee expense(7)	0.05	%(5)	0.09%	0.16%	0.40%		0.51%	0.34%
Total expenses before custodian fee reduction	1.27	%(5)	1.35%	1.47%	1.66	%(6)	1.75%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.22	%(5)	1.26%	1.30%	1.25	%(6)	1.24%	1.24%
Net investment income	4.39	%(5)	4.85%	4.47%	3.91%		3.98%	4.15%

Senior Securities:
Total preferred shares outstanding	802		802	802	860		860	860
Asset coverage per preferred share(8)	$73,787		$71,150	$59,391	$71,920		$76,024	$73,138
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.940		$10.860	$14.510	$15.420	$14.820	$14.860

Income (Loss) From Operations

Net investment income(1)	$0.436		$0.918	$0.931	$0.913	$0.950	$0.995
Net realized and unrealized gain (loss)	0.530		1.990	(3.669)	(0.881)	0.608	0.010
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.056)	(0.301)	(0.296)	(0.256)	(0.172)

Total income (loss) from operations	$0.950		$2.852	$(3.039)	$(0.264)	$1.302	$0.833

Less Distributions to Common Shareholders

From net investment income	$(0.430)		$(0.772)	$(0.611)	$(0.646)	$(0.702)	$(0.873)

Total distributions to common shareholders	$(0.430)		$(0.772)	$(0.611)	$(0.646)	$(0.702)	$(0.873)

Net asset value — End of period (Common shares)	$13.460		$12.940	$10.860	$14.510	$15.420	$14.820

Market value — End of period (Common shares)	$12.620		$11.530	$7.920	$12.430	$14.110	$13.500

Total Investment Return on Net Asset Value(2)	7.70	%(3)	28.08%	(21.02)%	(1.37)%	9.38%	5.62%

Total Investment Return on Market Value(2)	13.34	%(3)	56.49%	(32.76)%	(7.66)%	9.88%	(13.87)%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$28,489		$27,392	$22,977	$30,710		$32,643	$31,357
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	2.04	%(5)	2.18%	2.15%	2.03	%(6)	1.97%	2.00%
Interest and fee expense(7)	—		0.06%	0.16%	0.32%		0.46%	0.40%
Total expenses before custodian fee reduction	2.04	%(5)	2.24%	2.31%	2.35	%(6)	2.43%	2.40%
Expenses after custodian fee reduction excluding interest and fees	2.04	%(5)	2.18%	2.13%	2.01	%(6)	1.96%	1.99%
Net investment income	6.63	%(5)	7.61%	6.96%	6.12%		6.35%	6.60%
Portfolio Turnover	2	%(3)	23%	24%	22%		22%	14%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.25	%(5)	1.29%	1.33%	1.31	%(6)	1.27%	1.29%
Interest and fee expense(7)	—		0.04%	0.10%	0.21%		0.29%	0.26%
Total expenses before custodian fee reduction	1.25	%(5)	1.33%	1.43%	1.52	%(6)	1.56%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(5)	1.29%	1.31%	1.29	%(6)	1.26%	1.28%
Net investment income	4.07	%(5)	4.52%	4.30%	3.94%		4.09%	4.26%

Senior Securities:
Total preferred shares outstanding	700		700	700	700		700	700
Asset coverage per preferred share(8)	$65,700		$64,132	$57,828	$68,878		$71,635	$69,796
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.570		$9.400	$14.930	$16.200	$15.020	$14.810

Income (Loss) From Operations

Net investment income(1)	$0.485		$0.971	$0.968	$0.926	$0.953	$1.014
Net realized and unrealized gain (loss)	0.483		4.091	(5.579)	(1.275)	1.205	0.238
Distributions to preferred shareholders
From net investment income(1)	(0.014)		(0.048)	(0.289)	(0.273)	(0.253)	(0.169)

Total income (loss) from operations	$0.954		$5.014	$(4.900)	$(0.622)	$1.905	$1.083

Less Distributions to Common Shareholders

From net investment income	$(0.474)		$(0.844)	$(0.630)	$(0.648)	$(0.725)	$(0.873)

Total distributions to common shareholders	$(0.474)		$(0.844)	$(0.630)	$(0.648)	$(0.725)	$(0.873)

Net asset value — End of period (Common shares)	$14.050		$13.570	$9.400	$14.930	$16.200	$15.020

Market value — End of period (Common shares)	$14.500		$14.040	$8.500	$12.790	$15.080	$14.030

Total Investment Return on Net Asset Value(2)	7.12	%(3)	55.43%	(33.57)%	(3.59)%	13.28%	7.59%

Total Investment Return on Market Value(2)	6.84	%(3)	77.84%	(29.88)%	(11.28)%	12.89%	(4.22)%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$65,218		$62,792	$43,459	$69,001		$74,846	$69,375
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.79	%(5)	1.99%	1.96%	1.84	%(6)	1.85%	1.86%
Interest and fee expense(7)	0.16	%(5)	0.24%	0.45%	0.89%		0.93%	0.58%
Total expenses before custodian fee reduction	1.95	%(5)	2.23%	2.41%	2.73	%(6)	2.78%	2.44%
Expenses after custodian fee reduction excluding interest and fees	1.79	%(5)	1.99%	1.94%	1.81	%(6)	1.83%	1.84%
Net investment income	7.00	%(5)	8.16%	7.22%	5.94%		6.20%	6.66%
Portfolio Turnover	5	%(3)	48%	54%	42%		23%	46%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.18	%(5)	1.24%	1.23%	1.21	%(6)	1.20%	1.21%
Interest and fee expense(7)	0.10	%(5)	0.15%	0.28%	0.58%		0.61%	0.38%
Total expenses before custodian fee reduction	1.28	%(5)	1.39%	1.51%	1.79	%(6)	1.81%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(5)	1.24%	1.21%	1.19	%(6)	1.19%	1.19%
Net investment income	4.61	%(5)	5.08%	4.51%	3.89%		4.04%	4.33%

Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,366	1,520		1,520	1,520
Asset coverage per preferred share(8)	$73,783		$71,966	$56,817	$70,395		$74,250	$70,651
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.920		$9.350	$15.240	$16.550	$15.660	$15.490

Income (Loss) From Operations

Net investment income(1)	$0.474		$0.960	$0.987	$0.991	$0.987	$1.070
Net realized and unrealized gain (loss)	0.758		3.493	(5.887)	(1.293)	0.932	0.243
Distributions to preferred shareholders
From net investment income(1)	(0.012)		(0.042)	(0.269)	(0.287)	(0.247)	(0.163)

Total income (loss) from operations	$1.220		$4.411	$(5.169)	$(0.589)	$1.672	$1.150

Less Distributions to Common Shareholders

From net investment income	$(0.450)		$(0.841)	$(0.721)	$(0.721)	$(0.782)	$(0.980)

Total distributions to common shareholders	$(0.450)		$(0.841)	$(0.721)	$(0.721)	$(0.782)	$(0.980)

Net asset value — End of period (Common shares)	$13.690		$12.920	$9.350	$15.240	$16.550	$15.660

Market value — End of period (Common shares)	$14.000		$13.200	$7.900	$14.100	$15.700	$14.990

Total Investment Return on Net Asset Value(2)	9.55	%(3)	49.00%	(35.07)%	(3.42)%	11.28%	7.61%

Total Investment Return on Market Value(2)	9.69	%(3)	80.12%	(40.71)%	(5.81)%	10.28%	3.81%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$74,306		$69,857	$50,325	$81,931		$88,970	$84,194
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.76	%(5)	1.98%	1.92%	1.80	%(6)	1.82%	1.81%
Interest and fee expense(7)	0.19	%(5)	0.24%	0.55%	0.98%		1.03%	0.57%
Total expenses before custodian fee reduction	1.95	%(5)	2.22%	2.47%	2.78	%(6)	2.85%	2.38%
Expenses after custodian fee reduction excluding interest and fees	1.76	%(5)	1.98%	1.89%	1.78	%(6)	1.80%	1.80%
Net investment income	7.06	%(5)	8.40%	7.21%	6.23%		6.22%	6.72%
Portfolio Turnover	6	%(3)	20%	48%	29%		27%	40%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.20	%(5)	1.28%	1.23%	1.18	%(6)	1.19%	1.19%
Interest and fee expense(7)	0.13	%(5)	0.15%	0.35%	0.65%		0.68%	0.37%
Total expenses before custodian fee reduction	1.33	%(5)	1.43%	1.58%	1.83	%(6)	1.87%	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.28%	1.21%	1.17	%(6)	1.19%	1.19%
Net investment income	4.83	%(5)	5.43%	4.63%	4.10%		4.09%	4.42%

Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,780		1,780	1,780
Asset coverage per preferred share(8)	$80,083		$76,785	$62,309	$71,032		$74,983	$72,311
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.520		$10.450	$14.830	$15.690	$14.910	$15.040

Income (Loss) From Operations

Net investment income(1)	$0.452		$0.945	$0.961	$0.938	$0.958	$1.003
Net realized and unrealized gain (loss)	0.300		2.974	(4.410)	(0.845)	0.800	(0.055)
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.055)	(0.303)	(0.297)	(0.264)	(0.175)

Total income (loss) from operations	$0.736		$3.864	$(3.752)	$(0.204)	$1.494	$0.773

Less Distributions to Common Shareholders

From net investment income	$(0.446)		$(0.794)	$(0.628)	$(0.656)	$(0.714)	$(0.903)

Total distributions to common shareholders	$(0.446)		$(0.794)	$(0.628)	$(0.656)	$(0.714)	$(0.903)

Net asset value — End of period (Common shares)	$13.810		$13.520	$10.450	$14.830	$15.690	$14.910

Market value — End of period (Common shares)	$13.660		$13.430	$8.550	$12.850	$14.610	$14.170

Total Investment Return on Net Asset Value(2)	5.53	%(3)	38.58%	(25.69)%	(1.06)%	10.50%	5.10%

Total Investment Return on Market Value(2)	5.08	%(3)	68.25%	(29.83)%	(7.93)%	8.27%	(10.31)%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$39,189		$38,295	$29,563	$41,953		$44,385	$42,193
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.88	%(5)	2.08%	2.08%	1.93	%(6)	1.92%	1.91%
Interest and fee expense(7)	0.02	%(5)	0.02%	0.26%	0.72%		0.74%	0.54%
Total expenses before custodian fee reduction	1.90	%(5)	2.10%	2.34%	2.65	%(6)	2.66%	2.45%
Expenses after custodian fee reduction excluding interest and fees	1.88	%(5)	2.08%	2.06%	1.91	%(6)	1.92%	1.90%
Net investment income	6.60	%(5)	7.77%	7.12%	6.17%		6.31%	6.57%
Portfolio Turnover	7	%(3)	20%	27%	24%		16%	13%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.19	%(5)	1.26%	1.29%	1.25	%(6)	1.25%	1.24%
Interest and fee expense(7)	0.01	%(5)	0.01%	0.16%	0.46%		0.48%	0.35%
Total expenses before custodian fee reduction	1.20	%(5)	1.27%	1.45%	1.71	%(6)	1.73%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.19	%(5)	1.26%	1.28%	1.23	%(6)	1.24%	1.23%
Net investment income	4.17	%(5)	4.68%	4.41%	3.99%		4.08%	4.25%

Senior Securities:
Total preferred shares outstanding	909		909	918	940		940	940
Asset coverage per preferred share(8)	$68,114		$67,131	$57,209	$69,640		$72,223	$69,888
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$13.380		$10.320	$14.840	$15.510	$14.870	$14.890

Income (Loss) From Operations

Net investment income(1)	$0.446		$0.928	$0.986	$0.953	$0.983	$1.008
Net realized and unrealized gain (loss)	0.543		2.973	(4.555)	(0.661)	0.664	0.103
Distributions to preferred shareholders
From net investment income(1)	(0.015)		(0.053)	(0.299)	(0.300)	(0.274)	(0.181)

Total income (loss) from operations	$0.974		$3.848	$(3.868)	$(0.008)	$1.373	$0.930

Less Distributions to Common Shareholders

From net investment income	$(0.434)		$(0.788)	$(0.652)	$(0.662)	$(0.733)	$(0.950)

Total distributions to common shareholders	$(0.434)		$(0.788)	$(0.652)	$(0.662)	$(0.733)	$(0.950)

Net asset value — End of period (Common shares)	$13.920		$13.380	$10.320	$14.840	$15.510	$14.870

Market value — End of period (Common shares)	$13.750		$13.050	$9.600	$12.790	$14.560	$14.660

Total Investment Return on Net Asset Value(2)	7.40	%(3)	39.16%	(26.57)%	0.27%	9.68%	6.27%

Total Investment Return on Market Value(2)	8.78	%(3)	45.88%	(20.75)%	(7.95)%	4.44%	0.39%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$37,743		$36,255	$27,944	$40,182		$41,998	$40,233
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.93	%(5)	2.11%	2.06%	1.95	%(6)	1.94%	1.97%
Interest and fee expense(7)	0.06	%(5)	0.21%	0.37%	0.70%		0.93%	0.44%
Total expenses before custodian fee reduction	1.99	%(5)	2.32%	2.43%	2.65	%(6)	2.87%	2.41%
Expenses after custodian fee reduction excluding interest and fees	1.93	%(5)	2.11%	2.04%	1.94	%(6)	1.93%	1.95%
Net investment income	6.52	%(5)	7.61%	7.23%	6.28%		6.53%	6.69%
Portfolio Turnover	5	%(3)	23%	25%	23%		18%	28%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.23	%(5)	1.28%	1.28%	1.27	%(6)	1.25%	1.27%
Interest and fee expense(7)	0.04	%(5)	0.13%	0.23%	0.45%		0.60%	0.28%
Total expenses before custodian fee reduction	1.27	%(5)	1.41%	1.51%	1.72	%(6)	1.85%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.23	%(5)	1.28%	1.27%	1.26	%(6)	1.24%	1.26%
Net investment income	4.15	%(5)	4.63%	4.50%	4.06%		4.21%	4.30%

Senior Securities:
Total preferred shares outstanding	847		847	889	900		900	900
Asset coverage per preferred share(8)	$69,563		$67,806	$56,439	$69,658		$71,672	$69,708
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2009, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Trust	Amount	Expiration Date

California	$995,999	November 30, 2012
	6,689,345	November 30, 2016
	4,084,290	November 30, 2017

Massachusetts	$343,176	November 30, 2010
	692,532	November 30, 2016
	991,790	November 30, 2017

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Trust	Amount	Expiration Date

Michigan	$475,985	November 30, 2010
	443,883	November 30, 2011
	697,198	November 30, 2012
	224,050	November 30, 2013
	517,712	November 30, 2016
	337,540	November 30, 2017

New Jersey	$177,350	November 30, 2011
	3,185,143	November 30, 2017

New York	$2,354,581	November 30, 2016
	3,171,310	November 30, 2017

Ohio	$764,355	November 30, 2012
	588,403	November 30, 2013
	736,482	November 30, 2016
	842,953	November 30, 2017

Pennsylvania	$41,331	November 30, 2010
	502,868	November 30, 2012
	389,289	November 30, 2013
	800,874	November 30, 2016

As of May 31, 2010, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Trust may sell a fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed rate bond purchased from the Trust (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts’ liability with respect

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. At May 31, 2010, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Trust	Outstanding	Rates (%)	Outstanding

California	$20,535,000	0.29 – 0.39	$27,920,498
Massachusetts	4,885,000	0.29 – 0.32	6,567,540
New Jersey	14,572,000	0.29 – 0.38	19,827,361
New York	20,475,000	0.29 – 0.38	26,748,885
Ohio	830,000	0.44	1,321,505
Pennsylvania	2,370,000	0.30 – 0.49	4,496,171

For the six months ended May 31, 2010, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Average
	Floating Rate
	Notes	Average
Trust	Outstanding	Interest Rate

California	$19,172,143	0.78%
Massachusetts	4,023,571	0.76
New Jersey	12,780,791	0.80
New York	17,935,385	0.78
Ohio	830,000	0.79
Pennsylvania	2,370,000	0.95

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2010.

The Trusts may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Trusts’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Trusts may enter into financial futures contracts. The Trusts’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — The Trusts may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Trust makes periodic

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-Laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at May 31, 2010, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Trust	May 31, 2010	Shareholders	Rates	Ranges (%)

California	0.46%	$97,733	0.39%	0.24–0.56
Massachusetts	0.46	39,466	0.39	0.26–0.62
Michigan	0.43	33,978	0.39	0.24–0.56
New Jersey	0.46	66,205	0.40	0.24–0.56
New York	0.43	65,171	0.39	0.24–0.56
Ohio	0.44	44,596	0.39	0.26–0.58
Pennsylvania	0.46	41,680	0.39	0.26–0.62

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2010.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.70% of each Trust’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. Pursuant to a fee reduction agreement between each Trust and EVM, commencing May 1, 2010, the annual adviser fee rate will be reduced by 0.015% and an additional 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2010, the investment adviser fee and administration fee were as follows:

	Investment
Trust	Adviser Fee	Administration Fee

California	$523,152	$150,025
Massachusetts	207,417	59,481
Michigan	157,784	45,248
New Jersey	355,965	102,079
New York	408,096	117,031
Ohio	217,079	62,251
Pennsylvania	207,561	59,522

During the six months ended May 31, 2010, EVM reimbursed the Massachusetts Trust $989 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2010 were as follows:

Trust	Purchases	Sales

California	$10,776,707	$11,142,439
Massachusetts	4,900,603	3,635,253
Michigan	1,917,988	782,989
New Jersey	6,904,449	5,225,252
New York	14,248,917	7,433,907
Ohio	5,518,600	4,353,372
Pennsylvania	3,619,739	2,755,766

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2010 and the year ended November 30, 2009 were as follows:

	Six Months Ended	Year End
	May 31, 2010	November 30,
Trust	(Unaudited)	2009

California	—	10,321
Massachusetts	6,198	8,904
Michigan	—	—
New Jersey	14,079	3,303

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended	Year End
	May 31, 2010	November 30,
Trust	(Unaudited)	2009

New York	18,168	27,904
Ohio	4,671	3,722
Pennsylvania	2,118	1,208

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2010, as determined on a federal income tax basis, were as follows:

California Trust

Aggregate cost	$140,785,790

Gross unrealized appreciation	$6,573,739
Gross unrealized depreciation	(6,878,481)

Net unrealized depreciation	$(304,742)

Massachusetts Trust

Aggregate cost	$58,127,040

Gross unrealized appreciation	$2,337,829
Gross unrealized depreciation	(1,426,361)

Net unrealized appreciation	$911,468

Michigan Trust

Aggregate cost	$45,216,483

Gross unrealized appreciation	$1,711,680
Gross unrealized depreciation	(1,668,069)

Net unrealized appreciation	$43,611

New Jersey Trust

Aggregate cost	$94,622,652

Gross unrealized appreciation	$4,342,605
Gross unrealized depreciation	(2,714,567)

Net unrealized appreciation	$1,628,038

New York Trust

Aggregate cost	$105,560,847

Gross unrealized appreciation	$4,222,568
Gross unrealized depreciation	(3,726,289)

Net unrealized appreciation	$496,279

Ohio Trust

Aggregate cost	$59,499,340

Gross unrealized appreciation	$2,710,992
Gross unrealized depreciation	(1,776,798)

Net unrealized appreciation	$934,194

Pennsylvania Trust

Aggregate cost	$57,770,188

Gross unrealized appreciation	$2,179,192
Gross unrealized depreciation	(1,502,681)

Net unrealized appreciation	$676,511

8   Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2010, the Massachusetts Trust and Pennsylvania Trust had payments due to SSBT pursuant to the foregoing arrangement of $734,848 and $226,139, respectively.

9   Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2010 is as follows:

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Trust	Date	Contracts	Position	Cost	Value	Appreciation

California	9/10	72 U.S. 30-Year Treasury Bond	Short	$(9,002,257)	$(8,831,250)	$171,007

Michigan	9/10	3 U.S. 10-Year Treasury Note	Short	$(361,115)	$(359,625)	$1,490
	9/10	2 U.S. 30-Year Treasury Bond	Short	$(248,068)	$(245,313)	$2,755

New Jersey	9/10	125 U.S. 30-Year Treasury Bond	Short	$(15,504,234)	$(15,332,031)	$172,203

New York	9/10	60 U.S. 30-Year Treasury Bond	Short	$(7,501,881)	$(7,359,375)	$142,506

Ohio	9/10	6 U.S. 10-Year Treasury Note	Short	$(722,229)	$(719,250)	$2,979
	9/10	9 U.S. 30-Year Treasury Bond	Short	$(1,116,305)	$(1,103,906)	$12,399

Pennsylvania	9/10	50 U.S. 30-Year Treasury Bond	Short	$(6,201,694)	$(6,132,813)	$68,881

Interest Rate Swaps
California Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$2,125,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(217,580)

Merrill Lynch Capital Services, Inc.	3,412,500	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(42,281)

					$(259,861)

Massachusetts Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$787,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(80,632)

Merrill Lynch Capital Services, Inc.	1,250,000	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(15,488)

					$(96,120)

Michigan Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$400,000	4.140%	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	$(4,956)

New Jersey Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$1,362,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(139,507)

Merrill Lynch Capital Services, Inc.	2,187,500	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(27,104)

					$(166,611)

New York Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$1,600,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(163,825)

Merrill Lynch Capital Services, Inc.	5,200,000	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(64,429)

					$(228,254)

Ohio Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$812,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(83,192)

Merrill Lynch Capital Services, Inc.	750,000	4.140	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(9,293)

					$(92,485)

Pennsylvania Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$912,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(93,431)

The effective date represents the date on which a Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Trust may enter into interest rate swap contracts. The Trusts may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Trusts enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those swaps in a liability position. At May 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Trust. The value of securities pledged as collateral, if any, for open interest rate swap contracts at May 31, 2010 is disclosed in a note to each Trust’s Portfolio of Investments.

The non-exchange traded derivatives in which a Trust invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At May 31, 2010, the maximum amount of loss the Trusts would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Trust. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives		Liability Derivatives

California Trust
Futures Contracts	$171,007	(1)	$—
Interest Rate Swaps	—		(259,861	)(2)

Total	$171,007		$(259,861)

Massachusetts Trust
Futures Contracts	$—		$—
Interest Rate Swaps	—		(96,120	)(2)

Total	$—		$(96,120)

Michigan Trust
Futures Contracts	$4,245	(1)	$—
Interest Rate Swaps	—		(4,956	)(2)

Total	$4,245		$(4,956)

New Jersey Trust
Futures Contracts	$172,203	(1)	$—
Interest Rate Swaps	—		(166,611	)(2)

Total	$172,203		$(166,611)

New York Trust
Futures Contracts	$142,506	(1)	$—
Interest Rate Swaps	—		(228,254	)(2)

Total	$142,506		$(228,254)

Ohio Trust
Futures Contracts	$15,378	(1)	$—
Interest Rate Swaps	—		(92,485	)(2)

Total	$15,378		$(92,485)

Pennsylvania Trust
Futures Contracts	$68,881	(1)	$—
Interest Rate Swaps	—		(93,431	)(2)

Total	$68,881		$(93,431)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized in	Recognized in
Trust	Income(1)	Income(2)

California	$(500,180)	$230,757
Massachusetts	(1,683)	(50,812)
Michigan	(39,345)	33,078
New Jersey	(797,937)	84,830

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized in	Recognized in
Trust	Income(1)	Income(2)

New York	$(541,639)	$260,589
Ohio	(49,894)	(5,013)
Pennsylvania	(212,935)	102,046

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended May 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

	Futures	Interest
Trust	Contacts	Rate Swaps

California	$7,200,000	$5,538,000
Massachusetts	—	2,038,000
Michigan	543,000	400,000
New Jersey	5,357,000	3,550,000
New York	6,000,000	6,800,000
Ohio	1,543,000	1,563,000
Pennsylvania	5,000,000	913,000

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

California Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$161,016,048	$—	$161,016,048

Total Investments	$—	$161,016,048	$—	$161,016,048

Futures Contracts	$171,007	$—	$—	$171,007

Total	$171,007	$161,016,048	$—	$161,187,055

Liability Description

Interest Rate Swaps	$—	$(259,861)	$—	$(259,861)

Total	$—	$(259,861)	$—	$(259,861)

Massachusetts Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$63,923,508	$—	$63,923,508

Total Investments	$—	$63,923,508	$—	$63,923,508

Liability Description

Interest Rate Swaps	$—	$(96,120)	$—	$(96,120)

Total	$—	$(96,120)	$—	$(96,120)

Michigan Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$45,260,094	$—	$45,260,094

Total Investments	$—	$45,260,094	$—	$45,260,094

Futures Contracts	$4,245	$—	$—	$4,245

Total	$4,245	$45,260,094	$—	$45,264,339

Liability Description

Interest Rate Swaps	$—	$(4,956)	$—	$(4,956)

Total	$—	$(4,956)	$—	$(4,956)

Eaton Vance Municipal Income Trusts as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$110,822,690	$—	$110,822,690

Total Investments	$—	$110,822,690	$—	$110,822,690

Futures Contracts	$172,203	$—	$—	$172,203

Total	$172,203	$110,822,690	$—	$110,994,893

Liability Description

Interest Rate Swaps	$—	$(166,611)	$—	$(166,611)

Total	$—	$(166,611)	$—	$(166,611)

New York Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$126,532,126	$—	$126,532,126

Total Investments	$—	$126,532,126	$—	$126,532,126

Futures Contracts	$142,506	$—	$—	$142,506

Total	$142,506	$126,532,126	$—	$126,674,632

Liability Description

Interest Rate Swaps	$—	$(228,254)	$—	$(228,254)

Total	$—	$(228,254)	$—	$(228,254)

Ohio Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,263,534	$—	$61,263,534

Total Investments	$—	$61,263,534	$—	$61,263,534

Futures Contracts	$15,378	$—	$—	$15,378

Total	$15,378	$61,263,534	$—	$61,278,912

Liability Description

Interest Rate Swaps	$—	$(92,485)	$—	$(92,485)

Total	$—	$(92,485)	$—	$(92,485)

Pennsylvania Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$60,816,699	$—	$60,816,699

Total Investments	$—	$60,816,699	$—	$60,816,699

Futures Contracts	$68,881	$—	$—	$68,881

Total	$68,881	$60,816,699	$—	$60,885,580

Liability Description

Interest Rate Swaps	$—	$(93,431)	$—	$(93,431)

Total	$—	$(93,431)	$—	$(93,431)

The Trusts held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Municipal Income Trusts

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 26, 2010. The following action was taken by the shareholders of each Trust:

Item 1: The election of Thomas E. Faust Jr., Allen R. Freedman and Ralph F. Verni as Class II Trustees of each Trust for a term expiring in 2013. Mr. Verni was elected solely by APS shareholders.

		Nominee for	Nominee for
	Nominee for Class II	Class II Trustee	Class II Trustee
	Trustee Elected by	Elected by All	Elected by All
	APS Shareholders:	Shareholders:	Shareholders:
Trust	Ralph F. Verni	Thomas E. Faust Jr.	Allen R. Freedman

California Trust
For	1,128	6,733,854	6,728,260
Withheld	46	92,571	98,165
Massachusetts Trust
For	489	2,558,689	2,552,833
Withheld	0	36,239	42,095
Michigan Trust
For	472	1,955,222	1,961,465
Withheld	0	86,825	80,582
New Jersey Trust
For	810	4,263,043	4,261,995
Withheld	6	101,802	102,850
Broker Non-Vote*	21	n/a	n/a
New York Trust
For	822	4,804,350	4,799,492
Withheld	5	258,731	263,589
Ohio Trust
For	658	2,581,251	2,581,526
Withheld	1	121,962	121,687
Pennsylvania Trust
For	483	2,527,388	2,524,527
Withheld	4	51,812	54,673
Broker Non-Vote*	20	n/a	n/a

*	Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated as shares that are present at the meeting, but which have not been voted.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, and five-, and for certain Funds, ten-year periods ended September 30, 2009 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering. As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that, in response to inquiries by the Contract Review Committee, the Adviser had agreed to implement a series of permanent reductions in management fees and that the first such reduction would be effective as of May 1, 2010. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President of CEV, EMI,
EVY, EVO and EVP;
Vice President of MMV and EVJ

Thomas M. Metzold
President of MMV and EVJ;
Vice President of CEV and EVP

William H. Ahern, Jr.
Vice President of EMI and EVO

Craig R. Brandon
Vice President of CEV and EVY

Adam A. Weigold
Vice President of EVP

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

Number of Shareholders
As of May 31, 2010, our records indicate that there are 99, 84, 56, 112, 98, 83 and 103 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,643, 1,196, 1,121, 1,981, 2,326, 1,443 and 1,463 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Municipal Income Trusts
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Municipal Income Trusts
Two International Place
Boston, MA 02110

147-7/10	CE-MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	July 08, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: July 08, 2010

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	July 08, 2010